FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Schedule of Assets and Liabilities Unobservable Input Reconciliation (Details) - Derivative Financial Instruments, Assets - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Level 3 derivative net (liability) asset at January 1	$ (117)	$ 15
New contracts added	176	0
Level 3 derivative net liability at December 31	(15)	(117)
Power purchase agreements
Disclosure of financial assets [line items]
Loss from power purchase agreements embedded derivatives	(12)	(132)
Cedar LNG capacity commercial arrangement
Disclosure of financial assets [line items]
Loss from power purchase agreements embedded derivatives	$ (62)	$ 0